INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Summary of Operating Loss Carryforwards [Table Text Block]
The net operating loss available to be applied against future years’ taxable income is $10,556,546 at December 31, 2012. If not utilized, these losses will expire as follows:

2025	$97,000
2026	$224,000
2027	$1,874,000
2028	$3,340,000
2029	$504,000
2030	$1,017,212
2031	$1,810,261
2032	$1,689,928
Total:	$10,556,401

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

The following is a reconciliation of the total amounts of unrecognized tax benefits:

	2012	2011	2010
Unrecognized tax benefit - January 1	$-	$-	$-
Gross increases - tax positions in prior period	-	-	-
Gross decreases - tax positions in prior period	-	-	-
Gross increases - tax positions in current period	-	-	-
Settlement	-	-	-
Lapse of statute of limitation	-	-	-
Unrecognized tax benefit - December 31	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The significant components of deferred income taxes consist of the following:

As at December 31,	2012	2011	2010
Deferred tax asset
Loss carryforwards	$3,589,226	$3,546,589	$2,822,485

Deferred tax liability
Capital assets	(24,177)	(23,758)	(33,160)

Total:	3,565,049	3,522,831	2,789,325

Valuation allowance	(3,565,049)	(3,522,831)	(2,789,325)
	$-	$-	$-

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

A reconciliation between incentives provided at actual rates and at the basic rate 34% (2011 and 2010 – 40%) of federal and state taxes is as follows:

Year ended December 31,	2012	2011	2010

Loss for the year	$1,760,264	$1,899,099	$1,096,986
Recovery of income tax and statutory rates	598,490	759,640	438,794
Other	-	-	-
Rate adjustment	-	-	-
Change in valuation allowance	(598,490)	(759,640)	(438,794)
	$-	$-	$-